JORDAN K. THOMSEN

Vice President and Counsel

(212) 314-5431

Fax: (212) 314-3953

October 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Post Effective Amendment No. 2 on Form N-4

File Nos. 333-178750 and 811-22651

CIK #0001537470

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 2 and Amendment No. 3 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-178750 and 811-22651 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 70 of AXA Equitable.

This Registration Statement relates to a new national version of the Retirement Cornerstone® Series variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 70. The contract will be offered and sold through both AXA Equitable’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 70, and the distributors of Accumulator® Series contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new version of the Retirement Cornerstone® Series (“Retirement Cornerstone® 13.0”) and the current version (“Retirement Cornerstone® 12.0”) are outlined below.

Retirement Cornerstone® 12.0 is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-178750 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Retirement Cornerstone® 13.0 will replace Retirement Cornerstone® 12.0 for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Retirement Cornerstone® 13.0 design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Retirement Cornerstone® 12.0 Registration Statement.

The principal differences between Retirement Cornerstone® 12.0 and Retirement Cornerstone® 13.0 are as follows:

•	The Series C and Series ADV versions of the contracts have been discontinued.

•	The minimum initial contribution amount has been increased to $25,000 for contract Series L.

•

For Series CP®, the credit percentage that applies to total contributions is 3%. There is no longer a breakpoint structure whereby 4% is credited to contracts with first year contributions of $350,000 or more.

•

For Series CP®, a 3% Earnings bonus on investment gains in excess of a benchmark amount may be allocated annually to the contract’s account value. The benchmark is called the Account value peak and represents the total contributions, credits on contributions, earnings and Earnings bonuses in the contract. The Account value peak is not reduced by withdrawals.

•	The contract fees for Series CP® and Series L have changed.

•	The current charges for the Guaranteed benefits have changed.

•	For contracts that elect the “Greater of” death benefit, the maximum issue age and the maximum age for contributions and transfers into the Protected Benefit account have changed.

•	For purposes of calculating the asset transfer program (“ATP”), the difference between the minimum and maximum transfer points has been increased from 10% to 20%.

We would greatly appreciate the Staff’s effort in providing us with comments by November 16, 2012, or as soon as practicable thereafter. We will then file a Post-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (212) 314-5431 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc: Christopher E. Palmer, Esq.